Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 358,787	$ 49,691	¥ 416,201
Prepayments, receivables and other current assets	54,956	7,610	69,126
Due from related party	11,613		21,217
Total current assets	507,815	70,331	665,606
Non-current assets:
Total non-current assets	430,547	59,630	345,542
Total assets	938,362	129,961	1,011,148
Current liabilities:
Taxes payable	1,285	178	11,126
Accruals and other current liabilities	299,317	41,455	295,717
Total current liabilities	321,836	44,574	335,667
Non-current liabilities:
Deferred tax liabilities	1,299	180	3,369
Total non-current liabilities	2,072	287	4,122
Total liabilities	323,908	44,861	339,789
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 272,394,100 shares as of March 31, 2023 and 2024)	(137,446)	(19,036)	(137,446)
Additional paid-in capital	9,489,254	1,314,246	9,484,664
Statutory reserves	3,331	461	3,331
Accumulated other comprehensive income	89,567	12,405	82,396
Accumulated deficit	(8,856,494)	(1,226,610)	(8,795,764)
Total shareholders' equity	614,454	85,100	671,359		¥ 832,155	¥ 1,454,896
Total liabilities and shareholders' equity	938,362	129,961	1,011,148
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	165	23	165
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	16	2	16
Parent Company
Current assets:
Cash and cash equivalents	1,875	260	14,668	$ 2,032	¥ 4,349	¥ 2,072
Prepayments, receivables and other current assets	50	7	47
Total current assets	1,925	267	15,333
Non-current assets:
Amounts due from subsidiaries	1,091,375	151,154	1,050,048
Investments in other investees	35,086	4,859	30,849
Total non-current assets	1,126,461	156,013	1,080,897
Total assets	1,128,386	156,280	1,096,230
Current liabilities:
Taxes payable	0	0	526
Accruals and other current liabilities	879	122	2,429
Total current liabilities	104,894	14,528	106,970
Non-current liabilities:
Investment deficit of subsidiaries	433,800	60,081	350,284
Deferred tax liabilities	1,299	180	1,614
Total non-current liabilities	435,099	60,261	351,898
Total liabilities	539,993	74,789	458,868
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 272,394,100 shares as of March 31, 2023 and 2024)	(137,446)	(19,036)	(137,446)
Additional paid-in capital	9,489,254	1,314,246	9,484,664
Statutory reserves	3,331	461	3,331
Accumulated other comprehensive income	89,567	12,405	82,396
Accumulated deficit	(8,856,494)	(1,226,610)	(8,795,764)
Total shareholders' equity	588,393	81,491	637,362
Total liabilities and shareholders' equity	1,128,386	156,280	1,096,230
Parent Company | Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	165	23	165
Parent Company | Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	16	2	16
Related Party | Parent Company
Current assets:
Due from related party	0	0	618
Subsidiaries | Parent Company
Current liabilities:
Amounts due to subsidiaries	¥ 104,015	$ 14,406	¥ 104,015